Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 6,088	$ 7,375
Additions based on tax positions related to the current year	1,761	760
Additions based on tax positions related to prior years	1,062	18
Settlements with tax authorities	(2,290)	(371)
Expiration of statute of limitations	(810)	(1,694)
Balance at end of year	$ 5,811	$ 6,088